Schedule of Other Assets (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current
Deposits	$ 63,067	$ 47,170
Prepayments	108,207	38,758
Other receivables	51,463	78,482
Other current assets	222,737	164,410
Non-current
Other receivable	$ 55,955	$ 81,950